Redeemable Noncontrolling Interests in Operating Partnership (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Common unit limited partnership interest redemption for common stock (in shares)		1		1
Other than options (in shares)	500,000	500,000
Redeemable noncontrolling interests (in thousands)	$ 35,229	$ 35,229		$ 69,870	$ 80,743
Cumulative adjustments to redeemable noncontrolling interests		19,046	$ (22,760)	$ (9,445)	8,171	$ (10,010)
Ownership percentage of operating partnership				15.00%
Allocated net (income) loss to the redeemable noncontrolling interests		17,671	8,579	$ 28,932	29,313	21,642
Distributions declared to holders of common units, LTIP unit and Performance LTIP units		(1,401)	2,623	6,572	8,789	$ 10,007
Partnership Interest
Noncontrolling Interest [Line Items]
Cumulative adjustments to redeemable noncontrolling interests		$ 130,900	$ 155,536	$ 155,536	$ 146,091
Ownership percentage of operating partnership				15.92%	14.64%
LTIP and Performance LTIP
Noncontrolling Interest [Line Items]
Units outstanding (in shares)	11,600,000	11,600,000		11,900,000
Units which have not reached full economic parity with common units (in shares)		1,500,000		769,000
Long Term Incentive Plan
Noncontrolling Interest [Line Items]
Vesting period		3 years
Common partnership unit per converted LTIP unit (in shares)		1		1
Other than options (in shares)	275,000	275,000
Fair value of options	$ 372
Long Term Incentive Plan | Minimum
Noncontrolling Interest [Line Items]
Vesting period		3 years		3 years
Long Term Incentive Plan | Maximum
Noncontrolling Interest [Line Items]
Vesting period		5 years		5 years
Performance Long Term Incentive Plan Units
Noncontrolling Interest [Line Items]
Vesting period		3 years
Other than options (in shares)	1,300,000	1,300,000		1,900,000
Fair value of options	$ 200
Units canceled (in shares)		1,100,000
Units which have not reached full economic parity with common units (in shares)		500,000		0
Performance Long Term Incentive Plan Units | Minimum
Noncontrolling Interest [Line Items]
Performance adjustment	0.00%	0.00%		0.00%
Performance Long Term Incentive Plan Units | Maximum
Noncontrolling Interest [Line Items]
Performance adjustment	200.00%	200.00%		200.00%
Units canceled (in shares)					739,000
Operating Partnership Units
Noncontrolling Interest [Line Items]
Common units converted to stock (in shares)		1,955,000	0
Fair value of common units converted		$ 959	$ 0
Ashford Trust OP | Partnership Interest
Noncontrolling Interest [Line Items]
Ownership percentage of operating partnership	15.71%	15.71%		15.92%